Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Distributions Payable to Participants) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP-43-1301883-009 [ARSP]
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Distributions to participants per the Form 5500	$ 5,421,179
EBP-43-1301883-011 [PRRSP]
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Distributions to participants per the Form 5500	$ 6,576